Condensed financial information - Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,700	$ 2,550	$ 1,038
Net income/(loss)	848	1,475	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	35	27	22
Depreciation, depletion and amortization	794	789	720
Impairment of assets	367	17	91
Deferred taxation	(74)	299	138
Cash utilized for hedge book settlements	0	0	(2,611)
Other non cash items	(110)	(115)	2,695
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	35	189	131
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	(117)	(13)	(153)
Inventories	(324)	(244)	(215)
Accounts payable and other current liabilities	246	126	54
Net cash used in investing activities	(2,651)	(1,603)	(1,887)
Increase in non-current investments	(446)	(262)	(158)
Acquisition of subsidiary and loan	(335)	0	0
Additions to property, plant and equipment	(1,758)	(1,393)	(973)
Interest capitalized and paid	(12)	0	0
Expenditure on intangible assets	(79)	(16)	0
Proceeds on sale of mining assets	5	19	69
Proceeds from sale of investments	86	91	142
Proceeds on disposal of associates and equity accounted joint ventures	20	0	1
Proceeds on disposal of subsidiary	6	9	0
Cash outflows from derivatives purchased	0	0	(984)
Net loans receivable advanced	(45)	0	(6)
Net loans receivable repaid	0	4	0
Net associates and equity accounted joint ventures loans advanced	(64)	(25)	(3)
Net cash of subsidiary (disposed)/acquired	(26)	(11)
Change in restricted cash	(3)	(19)	25
Net cash generated/(used) by financing activities	736	(319)	230
Net changes in short-term debt	218	(109)	(1,159)
Issuance of stock	2	10	798
Share issue expenses	0	(1)	(20)
Net changes in long-term debt	997	(50)	1,833
Debt issue costs	(30)	0	(39)
Cash effects from hedge restructuring	0	0	(1,066)
Acquisition of noncontrolling interests	(215)	0	0
Dividends (paid)/received	(236)	(169)	(117)
Net increase/(decrease) in cash and cash equivalents	(215)	628	(619)
Effect of exchange rate changes on cash	(5)	(102)	105
Cash and cash equivalents - January 1,	1,112	586	1,100
Cash and cash equivalents - December 31,	892	1,112	586
Parent Company [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	280	1,158	116
Net income/(loss)	829	1,425	112
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,065	577	2,071
Depreciation, depletion and amortization	305	354	352
Impairment of assets	57	14	73
Deferred taxation	(85)	212	119
Cash utilized for hedge book settlements			(993)
Other non cash items	(2,033)	(1,709)	(1,522)
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(24)	36	36
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	224	146	10
Receivables	(16)	14	(27)
Inventories	(35)	23	(11)
Accounts payable and other current liabilities	(7)	66	(104)
Net cash used in investing activities	(490)	(552)	(943)
Increase in non-current investments	(2)	(32)	0
Acquisition of subsidiary and loan	(335)
Additions to property, plant and equipment	(542)	(529)	(424)
Interest capitalized and paid	0
Expenditure on intangible assets	(44)	(10)
Proceeds on sale of mining assets	0	6	60
Proceeds from sale of investments	0	0	0
Proceeds on disposal of associates and equity accounted joint ventures	0		1
Proceeds on disposal of subsidiary	433	9
Cash outflows from derivatives purchased			(577)
Net loans receivable advanced	0		0
Net loans receivable repaid		4
Net associates and equity accounted joint ventures loans advanced	0	0	(3)
Net cash of subsidiary (disposed)/acquired	0	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	(82)	(282)	729
Net changes in short-term debt	175	(99)	126
Issuance of stock	0	10	798
Share issue expenses		(1)	(20)
Net changes in long-term debt	0	0	0
Debt issue costs	0		0
Cash effects from hedge restructuring			(49)
Acquisition of noncontrolling interests	0
Dividends (paid)/received	(257)	(192)	(126)
Net increase/(decrease) in cash and cash equivalents	(292)	324	(98)
Effect of exchange rate changes on cash	2	(88)	19
Cash and cash equivalents - January 1,	388	152	231
Cash and cash equivalents - December 31,	98	388	152
IOMco [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(641)	11	(1,129)
Net income/(loss)	282	705	(773)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(12)	(15)	1,033
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements			0
Other non cash items	(356)	(789)	(1,973)
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	(578)	108	580
Receivables	0	0	3
Inventories	0	0	0
Accounts payable and other current liabilities	23	2	1
Net cash used in investing activities	(289)	(103)	(42)
Increase in non-current investments	(310)	(98)	(42)
Acquisition of subsidiary and loan	0
Additions to property, plant and equipment	0	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0	0
Proceeds from sale of investments	0	0	0
Proceeds on disposal of associates and equity accounted joint ventures	20		0
Proceeds on disposal of subsidiary	0	0
Cash outflows from derivatives purchased			0
Net loans receivable advanced	0		0
Net loans receivable repaid		0
Net associates and equity accounted joint ventures loans advanced	1	(5)	0
Net cash of subsidiary (disposed)/acquired	0	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	1,009	436	707
Net changes in short-term debt	45	0	(1,000)
Issuance of stock	(105)	202	310
Share issue expenses		0	0
Net changes in long-term debt	750	(50)	1,044
Debt issue costs	(22)		(13)
Cash effects from hedge restructuring			0
Acquisition of noncontrolling interests	0
Dividends (paid)/received	341	284	366
Net increase/(decrease) in cash and cash equivalents	79	344	(464)
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents - January 1,	458	114	578
Cash and cash equivalents - December 31,	537	458	114
Non Guarantor Subsidiaries [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	2,145	1,503	2,202
Net income/(loss)	589	2,224	86
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	101	(1,108)	(21)
Depreciation, depletion and amortization	489	435	368
Impairment of assets	310	3	18
Deferred taxation	11	87	19
Cash utilized for hedge book settlements			(1,618)
Other non cash items	392	199	4,021
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	59	153	95
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	354	(254)	(590)
Receivables	(101)	(27)	(129)
Inventories	(289)	(267)	(204)
Accounts payable and other current liabilities	230	58	157
Net cash used in investing activities	(1,872)	(948)	(902)
Increase in non-current investments	(134)	(132)	(116)
Acquisition of subsidiary and loan	0
Additions to property, plant and equipment	(1,216)	(864)	(549)
Interest capitalized and paid	(12)
Expenditure on intangible assets	(35)	(6)
Proceeds on sale of mining assets	5	13	9
Proceeds from sale of investments	86	91	142
Proceeds on disposal of associates and equity accounted joint ventures	0		0
Proceeds on disposal of subsidiary	(427)	0
Cash outflows from derivatives purchased			(407)
Net loans receivable advanced	(45)		(6)
Net loans receivable repaid		0
Net associates and equity accounted joint ventures loans advanced	(65)	(20)	0
Net cash of subsidiary (disposed)/acquired	(26)	(11)
Change in restricted cash	(3)	(19)	25
Net cash generated/(used) by financing activities	(275)	(595)	(1,357)
Net changes in short-term debt	(2)	(10)	(285)
Issuance of stock	107	(202)	(310)
Share issue expenses		0	0
Net changes in long-term debt	247	0	789
Debt issue costs	(8)		(26)
Cash effects from hedge restructuring			(1,017)
Acquisition of noncontrolling interests	(215)
Dividends (paid)/received	(404)	(383)	(508)
Net increase/(decrease) in cash and cash equivalents	(2)	(40)	(57)
Effect of exchange rate changes on cash	(7)	(14)	86
Cash and cash equivalents - January 1,	266	320	291
Cash and cash equivalents - December 31,	257	266	320
Consolidation Eliminations [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(84)	(122)	(151)
Net income/(loss)	(852)	(2,879)	741
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1,119)	573	(3,061)
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements			0
Other non cash items	1,887	2,184	2,169
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	0	0	0
Inventories	0	0	0
Accounts payable and other current liabilities	0	0	0
Net cash used in investing activities	0	0	0
Increase in non-current investments	0	0	0
Acquisition of subsidiary and loan	0
Additions to property, plant and equipment	0	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0	0
Proceeds from sale of investments	0	0	0
Proceeds on disposal of associates and equity accounted joint ventures	0		0
Proceeds on disposal of subsidiary	0	0
Cash outflows from derivatives purchased			0
Net loans receivable advanced	0		0
Net loans receivable repaid		0
Net associates and equity accounted joint ventures loans advanced	0	0	0
Net cash of subsidiary (disposed)/acquired	0	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	84	122	151
Net changes in short-term debt	0	0	0
Issuance of stock	0	0	0
Share issue expenses		0	0
Net changes in long-term debt	0	0	0
Debt issue costs	0		0
Cash effects from hedge restructuring			0
Acquisition of noncontrolling interests	0
Dividends (paid)/received	84	122	151
Net increase/(decrease) in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents - January 1,	0	0	0
Cash and cash equivalents - December 31,	$ 0	$ 0	$ 0